Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 25, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Nov. 01, 2019
Victory Munder Mid-Cap Core Growth Fund | Class Y
Prospectus:
Trading Symbol	MGOYX
Victory Munder Mid-Cap Core Growth Fund | Class R6
Prospectus:
Trading Symbol	MGOSX
Victory Munder Mid-Cap Core Growth Fund | Class R
Prospectus:
Trading Symbol	MMSRX
Victory Munder Mid-Cap Core Growth Fund | Class C
Prospectus:
Trading Symbol	MGOTX
Victory Munder Mid-Cap Core Growth Fund | Class A
Prospectus:
Trading Symbol	MGOAX
Victory Munder Multi-Cap Fund | Class Y
Prospectus:
Trading Symbol	MNNYX
Victory Munder Multi-Cap Fund | Class C
Prospectus:
Trading Symbol	MNNCX
Victory Munder Multi-Cap Fund | Class A
Prospectus:
Trading Symbol	MNNAX
Victory Munder Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	MYSGX
Victory Munder Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MIGSX
Victory Munder Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MASCX
Victory Integrity Discovery Fund | Class Y
Prospectus:
Trading Symbol	MMEYX
Victory Integrity Discovery Fund | Class R
Prospectus:
Trading Symbol	MMERX
Victory Integrity Discovery Fund | Class C
Prospectus:
Trading Symbol	MMECX
Victory Integrity Discovery Fund | Class A
Prospectus:
Trading Symbol	MMEAX
Victory Integrity Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MRIMX
Victory Integrity Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYIMX
Victory Integrity Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MAIMX
Victory Integrity Mid-Cap Value Fund | Class C
Prospectus:
Trading Symbol	MCIMX
Victory Integrity Small-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	VSVIX
Victory Integrity Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MVSSX
Victory Integrity Small-Cap Value Fund | Class R
Prospectus:
Trading Symbol	MRVSX
Victory Integrity Small-Cap Value Fund | Class C
Prospectus:
Trading Symbol	MCVSX
Victory Integrity Small-Cap Value Fund | Class A
Prospectus:
Trading Symbol	VSCVX
Victory Integrity Small/Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MIRSX
Victory Integrity Small/Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYISX
Victory Integrity Small/Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MAISX
Victory Trivalent Emerging Markets Small-Cap Fund | Class Y
Prospectus:
Trading Symbol	MYEMX
Victory Trivalent Emerging Markets Small-Cap Fund | Class A
Prospectus:
Trading Symbol	MAEMX
Victory Trivalent International Fund - Core Equity | Class R6
Prospectus:
Trading Symbol	MAIRX
Victory Trivalent International Fund - Core Equity | Class Y
Prospectus:
Trading Symbol	MICYX
Victory Trivalent International Fund - Core Equity | Class I
Prospectus:
Trading Symbol	MICIX
Victory Trivalent International Fund - Core Equity | Class C
Prospectus:
Trading Symbol	MICCX
Victory Trivalent International Fund - Core Equity | Class A
Prospectus:
Trading Symbol	MAICX
Victory Trivalent International Small-Cap Fund | Class Y
Prospectus:
Trading Symbol	MYSIX
Victory Trivalent International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	MSSIX
Victory Trivalent International Small-Cap Fund | Class I
Prospectus:
Trading Symbol	MISIX
Victory Trivalent International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	MCISX
Victory Trivalent International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	MISAX
Victory INCORE Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	MUCRX
Victory INCORE Total Return Bond Fund | Class Y
Prospectus:
Trading Symbol	MUCYX
Victory INCORE Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	MUCCX
Victory INCORE Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MUCAX
Victory S&P 500 Index Fund | Class Y
Prospectus:
Trading Symbol	MUXYX
Victory S&P 500 Index Fund | Class R
Prospectus:
Trading Symbol	MUXRX
Victory S&P 500 Index Fund | Class A
Prospectus:
Trading Symbol	MUXAX